Trade and other receivables (Tables)	6 Months Ended
Jun. 30, 2023
Trade and other receivables [Abstract]
Trade and other receivables
Trade and other receivables as of June 30, 2023 and December 31, 2022, consist of the following:

	Balance as of June 30,	Balance as of December 31,
	2023	2022
	($ in thousands)
Trade receivables	225,049	125,437
Tax receivables	31,110	45,680
Prepayments	15,770	11,827
Other accounts receivable	6,443	17,390
Total	278,372	200,334